Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY

NOTE 11 — EQUITY

Ordinary shares

The Company was established under the laws of the Cayman Islands on September 29, 2021. The authorized number of ordinary shares upon incorporation of the Company was 5,000,000,000 shares with a par value of $0.00001 per share, and 1,666,667 (Pre-split 25,000,000) ordinary shares were issued on September 29, 2021.

On January 15, 2022, the Company issued 43,544 (Pre-split 653,155) ordinary shares at par value $0.00003 (Pre-split $0.000002) per share to a new investor, Viru Technology Limited (the “Viru Technology”). The total cash consideration of $2,000,000 was received in April 2022.

On September 16, 2022, the Company’s shareholders and Board of Directors approved a 1-to-5 share split, following which the authorized share capital of $50,000 was divided into 25,000,000,000 ordinary shares with a par value of $0.000002 each, and the issued shares was divided into 1,666,667 (Pre-split 25,000,000) ordinary shares. On September 16, 2022, all the existing shareholders of the Company surrendered a total of 110,210 (Pre-split 1,653,155) ordinary shares of $0.00003 (pre-split $0.000002) par value each for no consideration, of which 2,743 (Pre-split 41,155) ordinary shares were surrendered by Viru Technology. The Company has cancelled the 110,210 (Pre-split 1,653,155) of surrendered shares concurrently. The Company believes it is appropriate to reflect the share split on a retrospective basis pursuant to ASC 260. The Company has retrospectively restated all shares and per share data for all periods presented.

On November 15, 2022, all existing shareholders surrendered in an aggregative of 25,464 (Pre-split 381,963) ordinary shares on a pro-rata basis for no consideration. The Company has cancelled the 25,464 (Pre-split 381,963) of surrendered shares concurrently. On the same day, the Company, together with Mr. Haogang Yang, our founder and CEO, certain BVI founder entities and all its subsidiaries in Hong Kong and mainland China, entered into an equity investment agreement with Standard International Capital Partners SPC (for and on behalf of Standard International Capital Partners Fund I SP), a segregated portfolio company organized and existing under the laws of the Cayman Islands (the “Investor”), pursuant to which the Investor agreed to invest $1.5 million in Global Mofy Cayman for 25,464 (Pre-split 381,963) ordinary shares.

On February 10, 2023, the Company entered into a share purchase agreement with Anguo Jijian Enterprise Management Co., Ltd (“Anguo”), Anjiu Jiheng Enterprise Management Co., Ltd (“Anjiu”), and Anling Management Co., Ltd (“Anling”), pursuant to which the Company issued 49,389 (Pre-split 740,829), 49,389 (Pre-split 740,829), and 29,633 (Pre-split 444,497) ordinary shares, par value US$0.00003 (Pre-split $0.000002), to Anguo, Anjiu, and Anling, respectively, for an aggregate issue price of $9.4 million (RMB65,000,000). All of the $9.4 million was received at the end of March 2023.

In October 2023, the Company completed its initial public offering, issued and sold 82,667 (Pre-split 1,240,000) Ordinary Shares, of which 80,000 (Pre-split 1,200,000) shares related to the public offering, and 2,667 (Pre-split 40,000) shares related to an over-allotment arrangement, at $75.00 per share for $6.2 million. The net proceeds of $5.2 million after deducting underwriting discounts and the offering expenses payable were received by the Company.

On December 29, 2023, the Company reached an agreement to sell 91,954 (Pre-split 1,379,313) ordinary shares accompanying warrants of 137,931(Pre-split 2,068,970) shares to two institutional investors established in the United States and Canada respectively, at $108.75 per share for $10.0 million (“the Transaction”). The date of original issuance is January 3, 2024 (“Issuance Date”). The net proceeds of $8.9 million were received on January 4, 2024.

On July 5, 2024, the investors in the United States based on the Transaction, exercised its 82,759(Pre-split 1,241,381) warrants that the applicable alternate cashless exerciset is 33,103 (Pre-split 496,553) shares of Common Stock. On July 10, 2024, the investors in the Canada based on the Transaction, converted its 55,173(Pre-split 827,589) warrants that the applicable Alternate Cashless Exercise Amount is 22,069 (Pre-split 331,036) shares of Common Stock.

On August 15, 2024, the Company filed its Amended and Restated Memorandum and Articles of Association to designate 3,000,000,000 authorized shares as Class B ordinary shares and reclassify the remaining original ordinary shares into 1,958,204 (Pre split 29,373,057) Class A ordinary shares, each having one (1) vote per share and the other rights attached to it as set out in the Class A Ordinary Shares on a one for one basis. Concurrently, the Company repurchased 848,203 (Pre-split 12,723,036) Class A ordinary shares that indirectly held by Mr. Yang, the Company’s chief executive officer, for a total of $26 and sold 848,203 (Pre-split 12,723,036) Class B ordinary shares to him for the same amount.

On August 21, 2024, the Company adopted an equity incentive plan (the “Plan”) which provides 300,000 (Pre-split 4,500,000) shares of stock, par value US$0.00003 (Pre-split US$0.000002), to-members of the-board, and -employees of the-Company. Pursuant to the Equity Incentive Plan, the Company issued 300,000 (Pre-split 4,500,000) Class A ordinary shares to its management on September 6, 2024.

On October 7, 2024, the Company adopted a share incentive plan which provides 220,000 (Pre-split 3,300,000) shares of stock, par value US$0.00003 (Pre-split US$0.000002), to the Equity Incentive Plan to members of the board, and employees of the Company. Pursuant to the Equity Incentive Plan, the Company issued 220,000 (Pre-split 3,300,000) Class A ordinary shares to its management on October 31, 2024.

On October 31, 2024, the Company issued and sold 333,333 (Pre-split 5,000,000) Class A Ordinary Shares accompanying warrants (“Issuance (1)”) of 666,667 (Pre-split 10,000,000) shares to several accredited investors. The purchase price for each ordinary Share and two warrants is $7.5 (Pre-split $0.5). The net proceeds of $2.42 million were received on October 31, 2024. According to the terms of the Warrant and the SPA agreement, on the 14th trading day after the signing date, the exercise price was reset from $3.00 to $0.101, which equals 20% of the closing price immediately prior to the closing date. The total exercise price   of the warrants remains unchanged, and the number of warrants after adjustment is 19,801,985 (Pre-split 297,029,703).

On November 1, 2024, the Company filed another Amended and Restated Memorandum and Articles of Association to modify authorized shares of Class A ordinary shares to 30,000,000,000, $0.00003 par value, and authorized shares of Class B ordinary shares to 4,000,000,000, $0.00003 par value.

On November 26, 2024, the Company effected a reverse stock split (“Pre-split”) at a ratio of 15-to-1. All the shares and share price in the accompanying consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of the reverse stock split.

As a result, there were 1,410,001 and 1,728,410 Class A ordinary shares and 848,203 and 0 Class B ordinary shares, which were retrospectively restated for effect of reverse stock split on November 22, 2024, issued and outstanding as of September 30, 2024 and 2023, respectively.

Holders of Class A and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. At a general meeting, each Class A ordinary share entitles the holder thereof to one (1) vote on all matters subject to vote at general meeting of the company, and each Class B ordinary share entitle the holder thereof to twenty (20) votes on all such matter. Each Class A ordinary share confers upon the holder thereof the right to receive dividends and Class B ordinary shares do not confer upon the holders thereof any rights to receive dividends. Class B ordinary shares are not convertible into Class A ordinary shares or any other class of shares under any circumstances. Class A ordinary shares are not convertible into Class B ordinary shares or any other class of shares under any circumstances. Except as set out above, Class A and Class B ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

On December 10, 2024, pursuant to the special resolution, the fractional shares issued to or registered in the name of the Company’s shareholders after or as a result of the share consolidation were rounded up to the nearest whole share, and thus the Company issued 119,697 Class A shares.

On February 17, 2025, the Holders exercised an aggregate of 18,237,500 warrants (“Issuance (1)”) through an alternative cashless exercise option, and the Company issued 14,590,000 Class A ordinary shares on the same day.

On April 22, 2025, the Company issued and sold 2,030,460 Class A Ordinary Shares accompanying warrants of 2,030,460 shares(“Issuance (2)”) to several accredited investors. The net proceeds of $4 million were received on April 30, 2025. According to the terms of the Warrant and the SPA agreement, on the 7th trading day after the signing date, the exercise price was reset from $2.36 to $0.47, which equals 24% of the closing price immediately prior to the closing date. The total exercise price of the warrants remains unchanged, and the number of warrants after adjustment is 10,195,504.

In April 2025, the Holders exercised an aggregate of 843,691 warrants (“Issuance (1)”) through an alternative cashless exercise option, and the Company issued 674,954 Class A ordinary shares.

On April 24, 2025, the Company adopted an equity incentive plan. Under this plan, executives are eligible to receive performance-based equity incentives in the form of the company’s Class B ordinary shares for each fiscal year during their employment period. Pursuant to the plan, the company issued a total of 2,875,772 Class B ordinary shares to its executives on April 25, 2025.

In July 2025, the Holders exercised an aggregate of 7,646,644 warrants (“Issuance (2)”) through an alternative cashless exercise option, and the Company issued 6,117,316 Class A ordinary shares.

In September 2025, the Holders exercised an aggregate of 435,397 warrants (“Issuance (1)”) through an alternative cashless exercise option, and the Company issued 348,318 Class A ordinary shares.

Warrants

For the year ended September 30, 2025, the movement of warrants is as follows:

	For the year ended September 30, 2025
	Total Valuation	Issuance (1)			Issuance (2)
	US$	Share	Valuation	Average exercise price	Share	Valuation	Average exercise price
Balance at beginning of the year	$—	—	$—	$—	—	$—	$—
Issuance	28,890,861	19,801,985	15,032,581	0.76	10,195,504	13,858,280	1.36
Fair value changes	4,203,405	—	(1,946,479)	—	—	6,149,884	—
Gain on extinguishment of warrant liability	(5,002,010)	—	—	—	(2,548,860)	(5,002,010)	1.96
Exercise	(27,598,208)	(19,516,588)	(12,592,054)	0.65	(7,646,644)	(15,006,154)	1.96
Balance at end of the year	$494,048	285,397	$494,048	$0.65	—	$—	—

Issuance (1)

(a)

On October  31, 2024, the Company issued and sold 333,333 (Pre-split 5,000,000) Class A accompanying warrants of 666,667 (Pre-split 10,000,000) shares. The Company had received the net proceeds of $2.5 million in October, 2024. The Company uses the Binomial Tree Pricing Model to value the warrants. The Company accounted for the warrants as liabilities, in accordance with ASC 480 and ASC 815. The fair value allocated to the warrants on the issuance date is $15,032,581, and a loss on issuance of warrant liability of $12,532,591 is recognized.

(b)

The warrants have an initial exercise price of $3 per Ordinary Share. According to the terms of the Warrant and the SPA agreement, on the 14th trading day after the closing date, the exercise price of the Warrant will be adjusted to 20% of the closing price before the signing date. As a result, the exercise price of the Warrants adjusted to $0.101 per share and the number of Warrant Shares will be adjusted to 19,801,985 (Pre-split 297,029,703) on the fourteen (14th) calendar days after the closing of the PIPE Offering. This adjustment has already been considered when evaluating the fair value of the warrants upon issuance.

(c)

On February 17, 2025, 18,237,500 warrants were exercised. On April 29, 2025, 843,691 warrants were exercised. On September 22, 2025, 435,397 warrants were exercised. In aggregate, for the year ended September 30, 2025,  19,516,588 warrants were exercised on a cashless basis, resulting in an issuance of 15,613,272 Class A ordinary shares. The fair value of warrants at exercise in aggregate of $12,592,054  was charged to equity.

After the exercise, the number of remaining unexercised warrants is 285,397, with a corresponding fair value of $494,048

The fair value of warrants aforementioned was determined using the Binominal Tree pricing model and the following assumptions:

	September 22, 2025	April 29, 2025	February 17, 2025	October 31, 2024
Share price	$2.09	$2.46	$4.49	$0.43
Exercise price	$1.515	$1.515	$1.515	$0.101
Expected dividend yield	-	-	-	-
Risk free interest rate	3.65%	3.74%	4.32%	4.15%
Expected life	4.1	4.5	4.7	5
Expected volatility	94.7%	102.9%	$103.2%	$100.5%

Issuance (2)

(a)	On April 22, 2025, the Company issued and sold 2,030,460 Class A accompanying warrants of 2,030,460 shares. The Company had received the net proceeds of $4.0 million on April, 2025. The Company uses the Binomial Tree Pricing Model to value the warrants. The Company accounted for the warrants as liabilities, in accordance with ASC 480 and ASC 815. The fair value allocated to the warrants on the issuance date is $13,858,280, and a loss on issuance of warrant liability of $9,806,567 is recognized.

(b)	The warrants have an initial exercise price of $2.36 per Ordinary Share. According to the terms of the Warrant and the SPA agreement, on the 7th trading day after the signing date, the exercise price of the warrants shall be reset to 24% of Nasdaq Minimum Price of the Company’s Ordinary Share determined on the date of the Securities Purchase Agreement(the “Reset”). In addition, upon the Reset of the exercise price, the number of Ordinary Shares underlying the Warrants (the “Warrant Shares”) issuable immediately prior to such Reset shall be adjusted to the number of Ordinary Shares determined by multiplying the initial exercise price by the number of Warrant Shares acquirable upon exercise of the Warrants immediately prior to such Reset and dividing the product thereof by the exercise price resulting from such Reset. As a result of the Reset, the exercise price of the Warrants will be adjusted to $0.47 per share and the number of Warrant Shares will be adjusted to 10,195,504 on the seventh (7th) calendar days after the closing of the PIPE Offering. This adjustment has already been considered when evaluating the fair value of the warrants upon issuance.

(c)	On July 8, 2025, 7,646,644 warrants were exercised on a cashless basis, resulting in an issuance of 6,117,316 Class A ordinary shares. The fair value of warrants at exercise in aggregate of $15,006,154 was charged to equity. At the same time, warrant holders voluntarily waived the subscription rights for the remaining 2,548,860 warrants. As a result, $5,002,010 equal to the fair value of these warrants was recognized as gain on extinguishment of warrant liability.

The fair value of warrants aforementioned was determined using the Binominal Tree pricing model and the following assumptions:

	July 08, 2025	April 22, 2025
Share price	$2.72	$2.17
Exercise price	$0.47	$0.47
Expected dividend yield	-	-
Risk free interest rate	3.97%	3.99%
Expected life	4.8	5
Expected volatility	$99.4%	$103%

For the year ended September 30, 2024, the movement of warrants is as follows:

	As of September 30, 2024
	Valuation	Shares
	US$
Balance at beginning of the year	$—	—
Issuance(a)	7,772,140	137,931
Fair value changes(b)	6,827,034	—
Exercise(b)	945,106	137,931
Balance at end of the year	$—	—
(a)	In December 2023, the Company issued and sold 91,954 (Pre-split 1,379,313) ordinary Shares accompanying warrants of 137,931(Pre-split 2,068,970) shares to two mutual funds established in North America, at $108.75 per share for $10.0 million. The net proceeds of $8.9 million were received on January 4, 2024. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $7,772,140.

(b)	On July 5, 2024 and July 9, 2024, holders of the warrants exercised the 137,931(Pre-split 2,068,970) warrants on an alternative cashless basis to purchase 55,173(Pre-split 827,589) ordinary shares. As a result, the warrants have been fully exercised as of September 30, 2024. As of the date of exercise, the fair value of the warrants liability was $945,106 resulting in a gain on changes in fair value of $6,827,034.

The fair value was determined using the Binominal Tree pricing model and the following assumptions:

	July 9, 2024	July 5, 2024	March 31, 2024	January 3, 2024
Share price	$0.81	$0.83	$0.82	$4.83
Exercise price	$8.00	$8.00	$8.00	$8.00
Expected dividend yield	-	-	-	-
Risk free interest rate	4.65%	4.39%	4.46%	4.08%
Expected life	2.49	3.5	2.8	3.0
Expected volatility	167.51%	168.36%	$137.6%	$140.1%

Stock-based compensation

On August 21, 2024, the Company adopted a share incentive plan (the “Plan”), which provides 300,000 (Pre-split 4,500,000) shares of stock, to members of the board, and employees of the Company. The shares underlying the Plan (and therefore any shares that may be issued pursuant to the Plan) will be class A Ordinary Shares of US$0.000002 par value each (the Class A Shares) of the Company ranking (upon their issue) pari passu with the Class A Shares that are already issued. The Company has sufficient authorized and unissued Class A Shares available in order to be able to satisfy in full the issuance by the Company of the maximum aggregate number of Class A Shares underlying the Plan and issuable upon exercise and/or settlement of any Award pursuant to the terms and conditions of the Plan and to comply with its obligations under the Plan. Participation shall be limited to Eligible Persons who have entered into an Award agreement or who have received written notification from the Committee, or from a person designated by the Committee, that they have been selected to participate in this Plan. The Plan effective immediately.

Pursuant to the plan, the Company issued 200,000 (Pre-split 3,000,000) and 100,000 (Pre-split 1,500,000) ordinary shares to its management on September 6, 2024.

On October 7, 2024, the Company adopted a share incentive plan (“2024 Equity incentive plan”) which provides 220,000 (Pre-split 3,300,000) shares of stock, par value US$0.00003 (Pre-split US$0.000002), to the Equity Incentive Plan to members of the board, and employees of the Company. The Shares became fully vested immediately upon issuance. The Company has sufficient authorized and unissued Class A Shares available in order to be able to satisfy in full the issuance by the Company of the maximum aggregate number of Class A Shares underlying the Plan and issuable upon exercise and/or settlement of any Award pursuant to the terms and conditions of the Plan and to comply with its obligations under the Plan. Participation shall be limited to Eligible Persons who have entered into an Award agreement or who have received written notification from the Committee, or from a person designated by the Committee, that they have been selected to participate in this Plan. The Plan effective immediately.

Pursuant to the 2024 Equity incentive plan, the Company issued 220,000 (Pre-split 3,300,000) Class A ordinary shares to its management on October 30, 2024. The compensation expense is recognized based on the company’s stock price of $0.43 per share as of October 30, 2024. It is recorded in the research and development expenses $1.42 million in the consolidated income statement, with a corresponding increase in additional paid-in capital.

On April 24, 2025, the Company adopted an equity incentive plan(“2025 Equity incentive plan A”). Under this plan, executives are eligible to receive a certain number of performance-based equity incentives in the form of Class B ordinary shares of the company each fiscal year during their tenure, based on the milestones specified in the agreement. The number of incentive shares to be granted shall be determined as follows: divide the performance-based compensation amount by the official average closing price of Class A ordinary shares on NASDAQ, which is announced by NASDAQ and calculated over the five consecutive trading days immediately following the submission date of the Form 20-F annual report. The number of incentive shares granted in each fiscal year shall not exceed 10% of the total number of issued and outstanding Class A ordinary shares and Class B ordinary shares as of the end of each fiscal year. The number of shares to be granted shall be rounded up to the nearest whole share. The Shares became fully vested immediately upon issuance.

Pursuant to the 2025 Equity incentive plan A, the Company issued a total of 2,875,772 Class B ordinary shares to its executives on April 24, 2025. The compensation expense is recognized based on the company’s stock price of $2.47 per share as of April 24, 2025. It is recorded in selling expenses of $0.77 million, research and development expenses of $1.27 million, and general and administrative expenses of $5.10 million in the consolidated income statement, respectively, with a corresponding increase in additional paid-in capital.

As of September 30, 2025 and 2024, all of the equity related to the above equity incentive plan has been granted.

Statutory reserve

In accordance with the PRC Company Laws, the Company’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of September 30, 2025 and 2024, the statutory reserves of the Company’s PRC subsidiaries have not reached 50% of their respective registered capital. As of September 30, 2025 and 2024, the Company’s PRC subsidiaries collectively attributed $3,061,428  and $1,926,547 of retained earnings for their statutory reserves, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Foreign exchange and other regulations in the PRC may further restrict the Company’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries as determined pursuant to PRC generally accepted accounting principles. As of September 30, 2025 and 2024, restricted net assets of the Company’s PRC subsidiaries were $7,283,700 and $5,623,821, respectively.